Business Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Business segment information
Business Segment Products

Business Segment	Representative revenue-generating activities, products or services
Safety and Industrial
○    Industrial abrasives and finishing for metalworking applications
○    Autobody repair solutions
○    Closure systems for personal hygiene products, masking, and packaging materials
○    Electrical products and materials for construction and maintenance, power distribution and electrical OEMs
○    Structural adhesives and tapes
○    Respiratory, hearing, eye and fall protection solutions
○    Natural and color-coated mineral granules for shingles

Transportation and Electronics
○    Advanced ceramic solutions
○    Attachment tapes, films, sound and temperature management for transportation vehicles
○    Premium large format graphic films for advertising and fleet signage
○    Light management films and electronics assembly solutions
○    Packaging and interconnection solutions
○    Reflective signage for highway, and vehicle safety

Health Care
○    Food safety indicator solutions
○    Health care procedure coding and reimbursement software
○    Skin, wound care, and infection prevention products and solutions
○    Dentistry and orthodontia solutions
○    Filtration and purification systems

Consumer
○    Consumer bandages, braces, supports and consumer respirators
○    Cleaning products for the home
○    Retail abrasives, paint accessories, car care DIY products, picture hanging and consumer air quality solutions
○    Stationery products

Business Segment Information

Net Sales (Millions)	2021	2020	2019
Safety and Industrial	$11,981	$10,972	$10,704
Transportation and Electronics	9,262	8,406	9,147
Health Care	8,597	7,832	7,345
Consumer	5,513	4,976	4,831
Corporate and Unallocated	2	(2)	109
Total Company	$35,355	$32,184	$32,136

Operating Performance (Millions)
Safety and Industrial	$2,466	$2,588	$1,866
Transportation and Electronics	1,880	1,701	2,010
Health Care	2,037	1,662	1,774
Consumer	1,162	1,119	1,001
Total business segment operating income	7,545	7,070	6,651
Corporate and Unallocated
Corporate special items:
Net costs for significant litigation	(214)	(148)	(505)
Gain/(loss) on sale of businesses	—	389	114
Divestiture-related restructuring actions	—	(55)	—
Other corporate expense - net	38	(95)	(86)
Total Corporate and Unallocated	(176)	91	(477)
Total Company operating income	7,369	7,161	6,174

Other expense/(income), net	165	366	531
Income before income taxes	$7,204	$6,795	$5,643

	Assets		Depreciation & Amortization			Capital Expenditures
(Millions)	2021	2020	2021	2020	2019	2021	2020	2019
Safety and Industrial	$11,744	$11,711	$593	$562	$509	$339	$451	$391
Transportation and Electronics	6,999	6,997	419	429	401	453	454	390
Health Care	14,055	14,531	636	626	392	249	251	264
Consumer	2,783	2,567	147	140	134	109	120	130
Corporate and Unallocated	11,491	11,538	120	154	157	453	225	524
Total Company	$47,072	$47,344	$1,915	$1,911	$1,593	$1,603	$1,501	$1,699

Geographic information

	Property, Plant and Equipment - net
(Millions)	2021	2020
Americas	$5,864	$5,752
Asia Pacific	1,582	1,662
Europe, Middle East and Africa	1,983	2,007
Total Company	$9,429	$9,421